Cash and Cash Equivalents And Restricted Cash	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3. Cash and cash equivalents and Restricted cash

For the purpose of the interim condensed consolidated statement of financial position, cash and cash equivalents comprise the following:

	June 30, 2018	December 31, 2017
Cash on hand	39	-
Cash at banks	1,549	2,756
Total	1,588	2,756

Cash held in banks earns interest at floating rates based on daily bank deposit rates. Bank deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Company and earn interest at the respective bank deposit rates.

              As at June 30, 2018, the Company had not pledged any amount ($210 as at December 31, 2017) in order to fulfil collateral requirements. The restricted cash as at June 30, 2018 was nil and at December 31, 2017 was $210. As per Company’s loan agreements, restricted cash as at June 30, 2018 should have amounted to $750, accordingly, the related covenant has been breached (see also Note 1 and 8).